Homestead Funds, Inc.

Supplement Dated July 9, 2015
to the Prospectus Dated May 1, 2015

This supplement revises certain information regarding the International Value Fund (the “Fund”), a series of Homestead Funds, Inc., contained in the above-referenced Prospectus. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds, Inc.’s website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

The Homestead Funds’ Board of Directors (the “Board”), based on a recommendation from RE Advisers Corporation (“RE Advisers”), the adviser to the Fund, voted to terminate the contract of the subadviser to the Fund, Mercator Asset Management, L.P. (“Mercator”). It is expected that on or about September 15, 2015, the Board will appoint SSGA Funds Management, Inc. (“SSGA FM”) as subadviser to the Fund until the earlier of (a) a permanent subadviser is selected and approved by a shareholder vote or (b) 150 days following the date of termination of the Mercator contract (the “Interim Period”).

This action by the Board will terminate the existing sub-advisory agreement between RE Advisers and Mercator on September 7, 2015 in accordance with its terms as required by Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”). For approximately five business days following, State Street Global Markets, LLC (the “transition manager”), a subsidiary of State Street Corporation selected by RE Advisers and approved by the Board, will handle the transition from Mercator to SSGA FM.

During the period from the start of business on September 8, 2015 through the close of business on or about September 14, 2015, the Fund will be in a transition period during which time the transition manager will sell many of the assets managed by the current subadviser in preparation for SSGA FM managing these assets beginning on or about September 15, 2015, which will result in buy and sell transactions. These transactions are necessary in order to meet the new investment strategy for the Fund as described below. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. The Fund will apply, as allowable, capital loss carryforwards to offset taxable gains as much as possible. In addition, these transactions will result in transaction costs, such as brokerage commissions or foreign taxes, which will be borne indirectly by the shareholders and will impact the Fund’s performance.

Additionally on June 17, 2015, the Board, including a majority of the directors who are not “interested persons” of the Homestead Funds, Inc. (as defined under the 1940 Act), approved a change to the Fund’s investment strategy to a “passive” or “indexing” approach, by which SSGA FM attempts to match, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of approximately 910 stocks in selected developed countries outside North and South America, and represents approximately 85% of the total market capitalizations in those countries. The Fund will begin the transition to the new investment strategy on September 8, 2015, and the transition will be completed on or about September 15, 2015.

From September 8, 2015 through the end of the Interim Period, RE Advisers will waive, pursuant to a contractual waiver, from its advisory fee due to it from the Fund an amount equal to the sub-advisory fee it would have paid Mercator under the existing sub-advisory agreement less the amount paid to SSGA FM.

Accordingly, effective September 15, 2015, the following changes are made to the Prospectus:

a.           The section titled “International Value Fund-Fund Summaries-Principal Investment Strategies” on page 20 of the Prospectus is deleted and replaced in its entirety with the following:

The International Value Fund is managed using a “passive” or “indexing” approach, by which SSGA Funds Management, Inc. (“SSGA FM”) attempts to match, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of approximately 910 stocks in selected developed countries outside North and South America, and represents approximately 85% of the total market capitalizations in those countries. SSGA FM will typically attempt to invest in the securities comprising the MSCI EAFE Index, in approximately the same proportions as they are represented in the MSCI EAFE Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI EAFE Index, or to hold them in the same weightings as they represent in the MSCI EAFE Index. In those circumstances, SSGA FM may employ a sampling or optimization technique to construct the portfolio.  The Fund may also invest in American depositary receipts and global depositary receipts.

From time to time, securities are added to or removed from the MSCI EAFE Index. SSGA FM may sell securities that are represented in the MSCI EAFE Index, or purchase securities that are not yet represented in the MSCI EAFE Index, prior to or after their removal or addition to the MSCI EAFE Index.

b.           All references in the Prospectus to Mercator Asset Management, L.P., its management and its employees are deleted.

c.           The section titled “Management of the Funds – Subadviser to the International Value Fund” on page 36 of the Prospectus is deleted and replaced in its entirety with the following:

Interim Subadviser to the International Value Fund
SSGA Funds Management, Inc. (“SSGA FM”)
State Street Financial Center
One Lincoln Street
Boston, MA 02111-2900

The International Value Fund is managed using a “passive” or “indexing” approach, by which SSGA FM attempts to match, before expenses, the performance of the MSCI EAFE Index, a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of approximately 910 stocks in selected developed countries outside North and South America, and represents approximately 85% of the total market capitalizations in those countries. SSGA FM will typically attempt to invest in the securities comprising the MSCI EAFE Index, in approximately the same proportions as they are represented in the MSCI EAFE Index. In some cases, it may not be possible or practicable to purchase all of the securities comprising the MSCI EAFE Index, or to hold them in the same weightings as they represent in the MSCI EAFE Index. In those circumstances, SSGA FM may employ a sampling or optimization technique to construct the portfolio. The Fund may also invest in American depositary receipts and global depositary receipts.

From time to time, securities are added to or removed from the MSCI EAFE Index. SSGA FM may sell securities that are represented in the MSCI EAFE Index, or purchase securities that are not yet represented in the MSCI EAFE Index, prior to or after their removal or addition to the MSCI EAFE Index.

SSGA FM is a wholly-owned subsidiary of State Street Corporation. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. As of March 31, 2015, SSGA FM managed approximately $384.43 billion in assets and SSGA managed approximately $2.44 trillion in assets.

Homestead Funds, Inc.

Supplement Dated July 9, 2015
to the Statement of Additional Information Dated May 1, 2015

This supplement updates certain information regarding the International Value Fund (the “Fund”), a series of Homestead Funds, Inc., contained in the above-referenced Statement of Additional Information (“SAI”).  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting the Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

The Homestead Funds’ Board of Directors (the “Board”), based on a recommendation from RE Advisers Corporation, the adviser to the Fund, voted to terminate the contract of the subadviser to the Fund, Mercator Asset Management, L.P., effective September 7, 2015.  For approximately five business days following, State Street Global Markets, LLC, a subsidiary of State Street Corporation selected by RE Advisers approved by the Board, will handle the transition from Mercator to an interim subadviser.  It is expected that on or about September 15, 2015, the Board has appointed SSGA Funds Management, Inc. as the interim subadviser until the earlier of (a) a permanent subadviser is selected and approved by a shareholder vote or (b) 150 days following the date of termination of the Mercator contract.  Accordingly, effective September 15, 2015, the following changes are made to the SAI:

1.	All references in the SAI to Mercator Asset Management, L.P., its management and its employees are deleted.